Employee Stock Ownership Plan - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 12, 2011	Sep. 30, 2004	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount	$ 3,100	$ 4,900
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP	392,670	492,499
ESOP Loan, Interest Rate, Stated Percentage	3.25%	4.75%
ESOP Loan, Maturity in Years	20 years	15 years
Employee stock ownership plan expense			$ 727	$ 668	$ 582